Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 707,021	$ 3,410,258
Cost of revenues	706,037	1,476,693
Gross profit	984	1,933,565
Operating expenses
Research and development, net	737,092	348,902
Sales and marketing	551,870	415,627
General and administrative	992,234	1,120,695
Total operating expenses	2,281,196	1,885,224
Profit (loss) from operations	(2,280,212)	48,341
Financial income (expenses), net	(108,082)	83,456
Net income (loss)	$ (2,388,294)	$ 131,797
Basic earnings (loss) per ordinary share (in Dollars per share)	$ (0.3)	$ 0.02
Diluted earnings (loss) per ordinary share (in Dollars per share)	$ (0.3)	$ 0.02
Weighted-average shares used to compute net income (loss) per share:
Basic (in Shares)	7,999,615	7,878,501
Diluted (in Shares)	7,999,615	7,946,324